Offerings	Dec. 05, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	10,053,113
Proposed Maximum Offering Price per Unit | $ / shares	0.511
Maximum Aggregate Offering Price	$ 5,137,140.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 709.44
Offering Note	The Registrant previously registered on a registration statement on Form S-3 (File No. 333-290248), which was filed on September 15, 2025 and effective immediately upon filing, as supplemented by the prospectus supplement, which was filed on September 26, 2025 and effective immediately upon filing (together, the “Original Registration Statement”), the resale of up to 590,259,274 shares (the “Prior Shares”) of the Registrant’s common stock, par value $0.001 (“Common Stock”). In accordance with Rule 462 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby registering for resale an additional 10,053,113 shares of Common Stock (the “Additional Shares”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the Additional Shares is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Global Market on December 3, 2025. The registration fee with respect to the Prior Shares was previously calculated pursuant to 457(c) and 457(g) under the Securities Act and paid upon filing of the Original Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	590,259,274
Proposed Maximum Offering Price per Unit | $ / shares	3.95
Maximum Aggregate Offering Price	$ 2,331,524,132.30
Amount of Registration Fee	$ 356,956.34
Offering Note	The Registrant previously registered on a registration statement on Form S-3 (File No. 333-290248), which was filed on September 15, 2025 and effective immediately upon filing, as supplemented by the prospectus supplement, which was filed on September 26, 2025 and effective immediately upon filing (together, the “Original Registration Statement”), the resale of up to 590,259,274 shares (the “Prior Shares”) of the Registrant’s common stock, par value $0.001 (“Common Stock”). In accordance with Rule 462 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby registering for resale an additional 10,053,113 shares of Common Stock (the “Additional Shares”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the Additional Shares is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Global Market on December 3, 2025. The registration fee with respect to the Prior Shares was previously calculated pursuant to 457(c) and 457(g) under the Securities Act and paid upon filing of the Original Registration Statement.